UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)
Common Stocks 96.5%
Austria 0.9%
Andritz AG (Cost $1,338,929)	32,000	2,006,852
Denmark 3.9%
A P Moller-Maersk AS "B"	550	4,638,120
Carlsberg AS "B"	43,174	3,828,091

(Cost $6,595,851)		8,466,211
Finland 2.7%
Fortum Oyj (Cost $6,141,966)	250,000	5,815,310
France 15.5%
Air Liquide SA	37,000	4,164,465
AXA SA	325,000	5,990,746
BNP Paribas	70,000	4,808,235
Cap Gemini	105,000	4,997,061
Carrefour SA	95,000	4,373,211
France Telecom SA	80,000	1,675,330
Sanofi-Aventis	25,000	1,452,036
Societe Generale	115,000	6,629,160

(Cost $31,902,827)		34,090,244
Germany 14.2%
Allianz SE (Registered)	45,000	5,224,982
BASF SE	85,000	4,963,505
Bayerische Motoren Werke (BMW) AG	95,000	5,114,150
E.ON AG	50,000	1,491,782
Linde AG	35,000	4,102,644
SAP AG	95,000	4,337,928
Siemens AG (Registered)	60,000	5,847,758

(Cost $28,815,352)		31,082,749
Italy 8.4%
Eni SpA	230,000	4,702,680
Fiat SpA	300,000	3,842,991
Prysmian SpA	300,000	5,074,469
Trevi Finanziaria SpA (a)	95,000	1,525,207
UniCredit SpA	1,200,000	3,362,129

(Cost $18,467,167)		18,507,476
Netherlands 11.8%
Koninklijke (Royal) KPN NV	400,000	5,567,060
Koninklijke Ahold NV	300,000	3,850,810
Koninklijke Philips Electronics NV	70,000	2,181,083
QIAGEN NV*	70,000	1,300,349
Royal Dutch Shell PLC "A"	300,000	8,260,672
Unilever NV (CVA)	160,000	4,706,980

(Cost $26,463,592)		25,866,954
Norway 3.4%
DnB NOR ASA	200,000	2,483,766
Statoil ASA	250,000	5,053,124

(Cost $8,110,807)		7,536,890
Russia 0.8%
Sberbank (Cost $661,320)	600,000	1,680,000
Spain 1.5%
Tecnicas Reunidas SA (Cost $3,412,733)	65,000	3,367,862
Sweden 3.8%
Nordea Bank AB	200,000	2,000,097
Tele2 AB "B"	350,000	6,205,287

(Cost $7,748,495)		8,205,384
Switzerland 6.0%
Nestle SA (Registered)	150,000	7,415,763
Novartis AG (Registered)	50,000	2,426,322
Swatch Group AG (Bearer)	11,000	3,406,547

(Cost $11,487,816)		13,248,632
United Kingdom 23.6%
AMEC PLC	400,000	5,479,469
BHP Billiton PLC	180,000	5,511,951
British American Tobacco PLC	225,000	7,746,105
GlaxoSmithKline PLC	270,000	4,706,977
HSBC Holdings PLC	300,000	3,041,011
Lloyds Banking Group PLC*	2,000,000	2,173,585
Pearson PLC	250,000	3,881,683
Rio Tinto PLC	150,000	7,777,881
Vodafone Group PLC	2,900,000	6,768,918
WPP PLC	450,000	4,783,944

(Cost $49,081,258)		51,871,524

Total Common Stocks (Cost $200,228,113)		211,746,088
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.33% (b) (c) (Cost $1,555,950)	1,555,950	1,555,950
Cash Equivalents 2.5%
Central Cash Management Fund, 0.25% (b) (Cost $5,516,487)	5,516,487	5,516,487

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $207,300,550) †	99.7	218,818,525
Other Assets and Liabilities, Net	0.3	716,870

Net Assets	100.0	219,535,395

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $215,435,997.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $3,382,528.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,892,357 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,509,829.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $1,448,144 which is 0.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
At July 31, 2010 the DWS Europe Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	37,393,711	17.7%
Consumer Staples	31,920,960	15.1%
Energy	26,863,807	12.7%
Materials	26,520,446	12.5%
Industrials	21,273,489	10.0%
Consumer Discretionary	21,029,315	9.9%
Telecommunication Services	20,216,595	9.5%
Health Care	9,885,684	4.7%
Information Technology	9,334,989	4.4%
Utilities	7,307,092	3.5%
Total	211,746,088	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	$—	$2,006,852	$—	$2,006,852
Denmark	—	8,466,211	—	8,466,211
Finland	—	5,815,310	—	5,815,310
France	—	34,090,244	—	34,090,244
Germany	—	31,082,749	—	31,082,749
Ireland	—	18,507,476	—	18,507,476
Netherlands	—	25,866,954	—	25,866,954
Norway	—	7,536,890	—	7,536,890
Russia	—	1,680,000	—	1,680,000
Spain	—	3,367,862	—	3,367,862
Sweden	—	8,205,384	—	8,205,384
Switzerland	—	13,248,632	—	13,248,632
United Kingdom	—	51,871,524	—	51,871,524
Short-Term Investments(d)	7,072,437	—	—	7,072,437
Total	$7,072,437	$211,746,088	$—	$218,818,525

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Common Stocks
Ireland
Balance as of October 31, 2009	$0
Realized gains (loss)	(11,233,172)
Change in unrealized appreciation (depreciation)	11,233,172
Amortization premium/discount	—
Net purchases (sales)	0
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$—

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010